Derivatives - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013	Jun. 30, 2014 Customer Swap Fees [Member]	Jun. 30, 2013 Customer Swap Fees [Member]	Jun. 30, 2014 Customer Swap Fees [Member]	Jun. 30, 2013 Customer Swap Fees [Member]	Dec. 31, 2013 Customer Swap Fees [Member]	Jun. 30, 2014 Interest rate contracts [Member]
Derivative [Line Items]
Customer swap fees in non-interest income in the accompanying statements of operations			$ 1.8	$ 0.8	$ 2.2	$ 1.2	$ 3.3
Pledged investment securities available for sale carrying amount								9.3
Floating rate terms within interest rate contracts were indexed	1-month LIBOR
Interest rate derivatives outstanding and corresponding derivative assets or liabilities		$ 0